Consolidated Statements of Stockholders' Equity - USD ($)	Ordinary shares [member]	Warrant and option reserve [member]	Receivables for equity issued [member]	Obligation to issue shares [member]	Shares to be cancelled [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2022	$ 64,750,270	$ 5,682,869	$ (1,062,062)	$ 94,210	$ 7,645	$ (4,009,997)	$ (44,837,004)	$ 20,625,931
Balance, shares at Dec. 31, 2022	15,355,014
IfrsStatementLineItems [Line Items]
Issuance of common stock	$ 2,215							2,215
Issuance of common stock, shares	1,000
Options exercised	$ 972,085	(429,221)						542,864
Options exercised, shares	88,000
Stock issued for RSUs	$ 1,462,778	(1,146,982)						315,796
Stock issued for RSUs, shares	352,561
Stock issued for debt settlement	$ 212,402							212,402
Stock issued for debt settlement, shares	30,000
Stock issued in market offering	$ 7,960,687							7,960,687
Stock issued in market offering, shares	7,211,587
Stock issuance costs	$ (803,012)	259,955						(543,057)
Stock issued for services	$ 29,299	58,881		18,873				107,053
Stock issued for services, shares	12,000
Stock-based compensation – options		118,202						118,202
Stock-based compensation – RSU’s		1,879,832						1,879,832
RSU’s repurchased		(919,790)	604,537					(315,253)
Convertible debt – Equity component		1,004,524						1,004,524
Deferred tax on equity component of convertible debt		(271,222)						(271,222)
Reduction of notes receivables			344,216					344,216
RSU grant accrual		2,322		283,094				285,416
Net loss and comprehensive loss						(10,013,192)	(43,842)	(10,057,034)
Balance at Dec. 31, 2023	$ 74,586,724	6,239,370	(113,309)	396,177	7,645	(14,023,189)	(44,880,846)	22,212,572
Balance, shares at Dec. 31, 2023	23,050,162
IfrsStatementLineItems [Line Items]
Stock issued for RSUs	$ 408,456	(85,634)		(283,095)				39,727
Stock issued for RSUs, shares	431,115
Stock issued for debt settlement	$ 1,470,079			(94,210)				1,375,869
Stock issued for debt settlement, shares	2,484,310
Stock issued for services	$ 264,648			(12,872)				251,776
Stock issued for services, shares	555,798
Stock-based compensation – options		877,629						877,629
Stock-based compensation – RSU’s		126,154						126,154
Reduction of notes receivables			25,684					25,684
Net loss and comprehensive loss						(3,333,512)	(9,128,642)	(12,462,154)
Stock issued in private placements	$ 1,648,042	53,755	(2,800)					1,698,997
Stock issued in private placements, shares	5,369,573
Stock issued for Warrant exercise	$ 3,945	(1,728)						2,217
Stock issued for Warrant exercise, shares	6,728
Shares issued on conversion of convertible debenture	$ 737							737
Shares issued on conversion of convertible debenture, shares	67
Balance at Dec. 31, 2024	$ 78,382,631	7,209,546	(90,425)	6,000	7,645	(17,356,701)	(54,009,488)	$ 14,149,208
Balance, shares at Dec. 31, 2024	31,897,753							1,110,251
IfrsStatementLineItems [Line Items]
Stock issued for debt settlement	$ 400,767							$ 400,767
Stock issued for debt settlement, shares	3,290,889
Stock issued for services	$ 73,857			48,042				121,899
Stock issued for services, shares	466,483
Stock-based compensation – RSU’s		18,543						18,543
Net loss and comprehensive loss						(5,204,101)	(49,220,901)	(54,425,002)
Stock issued to settle convertible debenture interest	$ 754,335							754,335
Stock issued to settle convertible debenture interest, shares	5,969,332
Write-offs of notes receivables and shares to be cancelled			90,425		(7,645)			82,780
Balance at Dec. 31, 2025	$ 79,611,590	$ 7,228,089		$ 54,042		$ (22,560,802)	$ (103,230,389)	$ (38,897,470)
Balance, shares at Dec. 31, 2025	41,624,457